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[LOGO]	OHIO NATIONAL FINANCIAL SERVICES
May 9, 2007
Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

Re:	File No. 333-05848, Ohio National Variable Account A Certification Under Rule 497(j)
Gentlemen:
I, John J. Palmer, Vice Chairman of the Depositor, The Ohio National Life Insurance Company, hereby certify that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the post-effective amendment to the above-captioned registration statement, which was filed electronically under the EDGAR system on April 30, 2007.
In witness whereof, I have signed this certification in the County of Hamilton and State of Ohio this ninth day of May, 2007.

Sincerely,
/s/ JOHN J. PALMER
John J. Palmer, Vice Chairman